Portfolio of investments—October 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.62%
Communication services: 5.73%
Interactive media & services: 3.88%
Alphabet, Inc. Class C†	128,459	$16,095,913
Media: 1.85%
Fox Corp. Class A	252,923	7,686,330
Consumer discretionary: 9.45%
Broadline retail: 2.44%
Amazon.com, Inc.†	75,905	10,102,196
Household durables: 3.70%
Lennar Corp. Class A	76,071	8,115,254
PulteGroup, Inc.	98,531	7,250,897
		15,366,151
Specialty retail: 3.31%
O’Reilly Automotive, Inc.†	8,418	7,832,444
Ulta Beauty, Inc.†	15,481	5,903,060
		13,735,504
Consumer staples: 3.95%
Consumer staples distribution & retail : 2.47%
Costco Wholesale Corp.	18,574	10,261,020
Food products: 1.48%
Archer-Daniels-Midland Co.	85,803	6,140,921
Energy: 7.07%
Energy equipment & services: 1.98%
Halliburton Co.	208,533	8,203,688
Oil, gas & consumable fuels: 5.09%
Chevron Corp.	49,093	7,154,323
ConocoPhillips	68,552	8,143,978
Devon Energy Corp.	124,943	5,818,595
		21,116,896
Financials: 8.67%
Banks: 3.86%
Citigroup, Inc.	110,348	4,357,642
Citizens Financial Group, Inc.	155,681	3,647,606
JPMorgan Chase & Co.	57,495	7,995,255
		16,000,503
Capital markets: 2.62%
Goldman Sachs Group, Inc.	21,450	6,512,434
Virtu Financial, Inc. Class A	235,732	4,358,685
		10,871,119
See accompanying notes to portfolio of investments
Allspring Large Cap Core Fund | 1

Portfolio of investments—October 31, 2023 (unaudited)

	Shares	Value
Financial services: 2.19%
Mastercard, Inc. Class A	24,203	$9,108,799
Health care: 16.91%
Biotechnology: 6.99%
AbbVie, Inc.	44,450	6,275,451
Amgen, Inc.	33,796	8,641,637
Regeneron Pharmaceuticals, Inc.†	9,951	7,760,686
United Therapeutics Corp.†	28,306	6,308,275
		28,986,049
Health care equipment & supplies: 4.57%
Edwards Lifesciences Corp.†	98,162	6,254,882
Hologic, Inc.†	77,840	5,150,673
Intuitive Surgical, Inc.†	28,819	7,556,918
		18,962,473
Health care providers & services: 4.13%
Cencora, Inc.	51,524	9,539,669
UnitedHealth Group, Inc.	14,152	7,579,245
		17,118,914
Pharmaceuticals: 1.22%
Pfizer, Inc.	166,296	5,082,006
Industrials: 9.23%
Building products: 1.90%
Carrier Global Corp.	165,665	7,895,594
Commercial services & supplies: 1.91%
Copart, Inc.†	182,036	7,922,207
Construction & engineering: 1.99%
EMCOR Group, Inc.	39,932	8,251,948
Electrical equipment: 1.81%
nVent Electric PLC	156,141	7,515,066
Machinery: 1.62%
AGCO Corp.	58,601	6,719,190
Information technology: 28.98%
Communications equipment: 2.44%
Arista Networks, Inc.†	50,494	10,117,483
Semiconductors & semiconductor equipment: 7.78%
Applied Materials, Inc.	57,495	7,609,463
Broadcom, Inc.	13,711	11,536,024
Microchip Technology, Inc.	102,828	7,330,608
ON Semiconductor Corp.†	92,938	5,821,637
		32,297,732
See accompanying notes to portfolio of investments
2 | Allspring Large Cap Core Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Shares	Value
Software: 13.76%
Adobe, Inc.†	13,268	$7,059,372
Cadence Design Systems, Inc.†	35,257	8,456,392
Fortinet, Inc.†	138,211	7,901,523
Microsoft Corp.	73,639	24,898,082
Oracle Corp.	84,695	8,757,463
		57,072,832
Technology hardware, storage & peripherals: 5.00%
Apple, Inc.	121,384	20,728,745
Materials: 5.19%
Chemicals: 1.42%
CF Industries Holdings, Inc.	73,575	5,869,814
Metals & mining: 3.77%
Nucor Corp.	49,977	7,386,101
Reliance Steel & Aluminum Co.	32,470	8,259,718
		15,645,819
Real estate: 3.44%
Retail REITs : 1.92%
Simon Property Group, Inc.	72,533	7,970,652
Specialized REITs : 1.52%
Weyerhaeuser Co.	220,474	6,325,399
Total common stocks (Cost $305,421,896)		409,170,963

		Yield
Short-term investments: 1.33%
Investment companies: 1.33%
Allspring Government Money Market Fund Select Class♠∞		5.29%	5,502,092	5,502,092
Total short-term investments (Cost $5,502,092)				5,502,092
Total investments in securities (Cost $310,923,988)	99.95%			414,673,055
Other assets and liabilities, net	0.05			201,747
Total net assets	100.00%			$414,874,802

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Large Cap Core Fund | 3

Portfolio of investments—October 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,847,600	$6,976,266	$(6,321,774)	$0	$0	$5,502,092	5,502,092	$87,562
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	19	12-15-2023	$4,268,038	$4,001,638	$0	$(266,400)
See accompanying notes to portfolio of investments
4 | Allspring Large Cap Core Fund

Notes to portfolio of investments—October 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Large Cap Core Fund | 5

Notes to portfolio of investments—October 31, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$23,782,243	$0	$0	$23,782,243
Consumer discretionary	39,203,851	0	0	39,203,851
Consumer staples	16,401,941	0	0	16,401,941
Energy	29,320,584	0	0	29,320,584
Financials	35,980,421	0	0	35,980,421
Health care	70,149,442	0	0	70,149,442
Industrials	38,304,005	0	0	38,304,005
Information technology	120,216,792	0	0	120,216,792
Materials	21,515,633	0	0	21,515,633
Real estate	14,296,051	0	0	14,296,051
Short-term investments
Investment companies	5,502,092	0	0	5,502,092
Total assets	$414,673,055	$0	$0	$414,673,055
Liabilities
Futures contracts	$266,400	$0	$0	$266,400
Total liabilities	$266,400	$0	$0	$266,400
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of October 31, 2023, $392,000 was segregated as cash collateral for these open futures contracts.
At October 31, 2023, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Large Cap Core Fund